Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits
Post-employment benefits	$ 12,965,239	$ 11,379,045
Current	2,753,697	2,296,253
Non-current	10,211,542	9,082,792
Health care
Post-employment benefits
Post-employment benefits	8,140,648	6,636,809
Pension[Member]
Post-employment benefits
Post-employment benefits	2,073,562	2,159,530
Education [Member]
Post-employment benefits
Post-employment benefits	405,769	443,761
Bonds
Post-employment benefits
Post-employment benefits	399,114	320,833
Other plans
Post-employment benefits
Post-employment benefits	115,136	91,476
Termination benefits - Voluntary retirement plan [Member]
Post-employment benefits
Post-employment benefits	772,133	746,585
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	11,906,362	10,398,994
Social benefits and salaries
Post-employment benefits
Post-employment benefits	970,598	856,198
Other Employment Benefts [Member]
Post-employment benefits
Post-employment benefits	$ 88,279	$ 123,853